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                         EXCELSIOR INSTITUTIONAL TRUST

                  INSTITUTIONAL INCOME FUND AND INSTITUTIONAL
                            TOTAL RETURN BOND FUND

               SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1996

  The second paragraph of the section entitled "Management of the Trust-- Investment Managers--Equity Fund, Income Fund and Total Return Bond Fund" has been amended to include the following information:

  The following persons are primarily responsible for the day-to-day management of the Income and Total Return Bond Funds:

Income Fund and Total Return       Alexander R. Powers, Senior Vice President
Bond Fund........................  and Manager of Taxable Fixed-Income
                                   Investments since July 1996; Portfolio
                                   manager of the Funds since December, 1996;
                                   Manager of Taxable Fixed-Income
                                   Investments, Chase Asset Management from
                                   1988 to 1996.

  The date of this Supplement is January 17, 1997.